owners' equity (Tables)	12 Months Ended
Dec. 31, 2020
owners' equity
Schedule of authorized share capital

As at December 31	2020		2019
First Preferred Shares	1	billion	1	billion
Second Preferred Shares	1	billion	1	billion
Common Shares	4	billion	4	billion*

Schedule of summarized financial information of Subsidiary with significant non-controlling interest

As at, or for the years ended, December 31 (millions) [1]	2020	2019
Statement of financial position
Current assets	$746	$476
Non-current assets	$4,072	$1,057
Current liabilities	$689	$570
Non-current liabilities	$2,713	$647
Statement of income and other comprehensive income
Revenue and other income [2]	$2,222	$1,372
Goods and services purchased	$404	$253
Employee benefits expense	$1,312	$829
Depreciation	$134	$97
Amortization of intangible assets	$110	$19
Net income	$141	$85
Comprehensive income	$189	$106
1	As required by IFRS-IASB, this summarized financial information excludes inter-company eliminations.
2	For the year ended December 31, 2020, includes revenues from the wireless segment and the wireline segment of $176 (2019 – $165) and $240 (2019 – $190), respectively.